REVENUE (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Notes and other explanatory information [abstract]
Revenue		$ 232,928	$ 358,226	$ 353,189